Share-based compensation - Summary of the restricted share units (RSU) activity under the 2021 Plan (Details) - Restricted share units (RSU) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractually Granted - Beginning balance	8,514,375
Granted	22,467,333	8,514,375
Contractually Granted - Ending balance	30,981,708	8,514,375
Granted	4,434,659
Granted (For Purposes of Measuring Share-based Compensation Expense) - Ending balance	4,354,338